Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	PAX WORLD FUNDS SERIES TRUST I
Entity Central Index Key	0000076721
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 06, 2019
Document Effective Date	Dec. 06, 2019
Prospectus Date	May 01, 2019